Payden/Kravitz Cash Balance Plan Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (26%
)
250,000 AlbaCore Euro CLO I DAC 144A , ( 3 mo.
EURIBOR + 3.250% ) , 3.25% , 10/18/34
EUR (a) (b) (c) (d) $ 297
450,000 Ammc CLO 20 Ltd. 144A , ( 3 mo. LIBOR USD
+ 3.150% ) , 3.27% , 4/17/29 (a) (b) (c) 450
350,000 Anchorage Capital CLO 11 Ltd. 144A , ( 3 mo.
LIBOR USD + 3.450% ) , 3.59% , 7/22/32 (b) (c) 350
250,000 Anchorage Capital CLO 11 Ltd. 144A , ( 3 mo.
LIBOR USD + 7.050% ) , 7.19% , 7/22/32 (b) (c) 250
400,000 Arbor Realty Collateralized Loan Obligation Ltd.
144A , ( 1 mo. LIBOR USD + 2.950% ) , 3.04% ,
5/15/36 (b) (c) 402
396,000 Arbys Funding LLC 144A , 3.24% , 7/30/50 (b) 419
250,000 Bain Capital Credit CLO 2019-3 Ltd. 144A ,
( 3 mo. LIBOR USD + 7.150% ) , 7.28% ,
10/21/32 (b) (c) 251
200,000 Bain Capital Euro CLO 2018-1 DAC , ( 3
mo. EURIBOR + 1.700% ) , 1.70% , 4/20/32
EUR (c) (d) (e) 236
250,000 Ballyrock CLO 2019-1 Ltd. 144A , ( 3
mo. LIBOR USD + 6.750% ) , 6.75% ,
7/15/32 (a) (b) (c) 250
370,000 Barings CLO Ltd. 2016-II 144A , ( 3 mo. LIBOR
USD + 3.250% ) , 3.38% , 7/20/28 (b) (c) 373
600,000 BDS 2020-FL5 Ltd. 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.864% ) , 2.91% , 2/16/37 (b) (c) 598
500,000 BDS 2021-FL7 Ltd. 144A , ( 1 mo. LIBOR USD
+ 2.800% ) , 2.89% , 6/16/36 (b) (c) 503
250,000 Benefit Street Partners CLO XVII Ltd. 144A ,
( 3 mo. LIBOR USD + 6.350% ) , 6.35% ,
7/15/32 (a) (b) (c) 250
1,050,000 Blackrock European CLO III Designated Activity
Co. 144A , ( 3 mo. EURIBOR + 0.880% ) , 0.88% ,
7/19/35 EUR (b) (c) (d) 1,245
250,000 Blackrock European CLO IV DAC 144A , ( 3
mo. EURIBOR + 1.300% ) , 1.30% , 7/15/30
EUR (b) (c) (d) 295
350,000 Blackrock European CLO IV DAC 144A , ( 3
mo. EURIBOR + 2.650% ) , 2.65% , 7/15/30
EUR (b) (c) (d) 408
500,000 Blackrock European CLO V DAC , ( 3 mo.
EURIBOR + 1.100% ) , 1.10% , 7/16/31
EUR (c) (d) (e) 594
500,000 BlueMountain CLO 2015-2 Ltd. 144A , ( 3 mo.
LIBOR USD + 2.750% ) , 2.88% , 7/18/27 (b) (c) 484
300,000 BRSP 2021-FL1 Ltd. 144A , ( 1 mo. LIBOR USD
+ 3.450% ) , 3.55% , 8/19/38 (b) (c) 301
850,000 BSPRT 2018-FL4 Issuer Ltd. 144A , ( 1 mo.
LIBOR USD + 1.300% ) , 1.39% , 9/15/35 (b) (c) 851
700,000 BSPRT 2018-FL4 Issuer Ltd. 144A , ( 1 mo.
LIBOR USD + 1.600% ) , 1.69% , 9/15/35 (b) (c) 702
550,000 BSPRT 2018-FL4 Issuer Ltd. 144A , ( 1 mo.
LIBOR USD + 2.100% ) , 2.19% , 9/15/35 (b) (c) 551
500,000 BSPRT 2018-FL4 Issuer Ltd. 144A , ( 1 mo.
LIBOR USD + 2.750% ) , 2.84% , 9/15/35 (b) (c) 501
596,212 Carlyle Global Market Strategies Euro CLO
2015-2 DAC 144A , ( 3 mo. EURIBOR +
0.730% ) , 0.73% , 9/21/29 EUR (b) (c) (d) 708
500,000 Carlyle Global Market Strategies Euro CLO
2015-2 DAC 144A , ( 3 mo. EURIBOR +
2.700% ) , 2.70% , 9/21/29 EUR (b) (c) (d) 594
Principal
or Shares Security Description
Value
(000)
800,000 CARS-DB4 LP 144A , 4.17% , 2/15/50 (b) $ 832
200,000 CARS-DB4 LP 144A , 4.52% , 2/15/50 (b) 212
300,000 CARS-DB4 LP 144A , 4.95% , 2/15/50 (b) 318
350,000 CHCP 2021-FL1 Ltd. 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 3.114% ) , 3.16% , 2/15/38 (b) (c) 352
300,000 CIFC Funding 2013-III-R Ltd. 144A , ( 3 mo.
LIBOR USD + 2.900% ) , 3.03% , 4/24/31 (b) (c) 300
479,274 CLI Funding VIII LLC 144A , 2.38% , 2/18/46 (b) 481
350,000 Columbia Cent CLO 27 Ltd. 144A , ( 3 mo.
LIBOR USD + 1.600% ) , 1.73% , 10/25/28 (b) (c) 351
150,000 Diamond Infrastructure Funding LLC 144A ,
2.36% , 4/15/49 (b) 151
550,000 Diamond Infrastructure Funding LLC 144A ,
3.48% , 4/15/49 (b) 554
877,500 Driven Brands Funding 2019-1A LLC 144A ,
4.64% , 4/20/49 (b) 954
149,250 Driven Brands Funding 2020-2A LLC 144A ,
3.24% , 1/20/51 (b) 156
1,300,000 Dryden 39 Euro CLO 2015 BV 144A , ( 3 mo.
EURIBOR + 0.870% ) , 0.87% , 10/15/31
EUR (b) (c) (d) 1,545
500,000 GPMT 2019-FL2 Ltd. 144A , ( 1 mo. LIBOR
USD + 1.600% ) , 1.69% , 2/22/36 (b) (c) 501
300,000 Greystone Commercial Real Estate Notes
144A , ( 1 mo. LIBOR USD + 2.750% ) , 2.84% ,
7/15/39 (b) (c) 300
800,000 Greystone Commercial Real Estate Notes 2018-
HC1 Ltd. 144A , ( 1 mo. LIBOR USD + 1.550% ) ,
1.64% , 9/15/28 (b) (c) 800
350,000 Greystone Commercial Real Estate Notes 2018-
HC1 Ltd. 144A , ( 1 mo. LIBOR USD + 2.150% ) ,
2.24% , 9/15/28 (b) (c) 350
500,000 Greystone Commercial Real Estate Notes 2018-
HC1 Ltd. 144A , ( 1 mo. LIBOR USD + 2.650% ) ,
2.74% , 9/15/28 (b) (c) 499
600,000 Greystone CRE Notes 2019-FL2 Ltd. 144A ,
( 1 mo. LIBOR USD + 2.400% ) , 2.49% ,
9/15/37 (b) (c) 599
600,000 Greystone CRE Notes 2019-FL2 Ltd. 144A ,
( 1 mo. LIBOR USD + 2.750% ) , 2.84% ,
9/15/37 (b) (c) 596
500,000 Halcyon Loan Advisors Funding 2015-2 Ltd.
144A , ( 3 mo. LIBOR USD + 1.650% ) , 1.78% ,
7/25/27 (b) (c) 500
84,405 JFIN CLO 2014 Ltd. 144A , ( 3 mo. LIBOR USD
+ 1.450% ) , 1.58% , 4/21/25 (b) (c) 84
600,000 JPMorgan Chase Bank N.A. - CACLN 144A ,
4.39% , 12/26/28 (b) 603
522,574 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A , 2.37% , 9/25/28 (b) 523
550,000 JPMorgan Chase Bank N.A. (Indonesia Treasury
Bond) 144A , 4.28% , 9/25/28 (b) 551
400,000 KREF 2018-FL1 Ltd. 144A , ( 1 mo. LIBOR USD
+ 1.350% ) , 1.44% , 6/15/36 (b) (c) 402
250,000 KREF 2018-FL1 Ltd. 144A , ( 1 mo. LIBOR USD
+ 2.000% ) , 2.09% , 6/15/36 (b) (c) 251
48,180 L.A. Arena Funding LLC 144A , 7.66% ,
12/15/26 (b) 48
500,000 LoanCore 2019-CRE2 Issuer Ltd. 144A , ( 1 mo.
LIBOR USD + 1.500% ) , 1.59% , 5/15/36 (b) (c) 500
300,000 LoanCore 2021-CRE5 Issuer Ltd. 144A , ( 1 mo.
LIBOR USD + 3.750% ) , 3.84% , 7/15/36 (b) (c) 301

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Principal
or Shares Security Description
Value
(000)
250,000 Madison Park Funding XIII Ltd. 144A , ( 3 mo.
LIBOR USD + 2.850% ) , 2.98% , 4/19/30 (b) (c) $ 249
300,000 Madison Park Funding XXI Ltd. 144A , ( 3 mo.
LIBOR USD + 5.720% ) , 5.85% , 10/15/32 (b) (c) 300
250,000 Marathon CRE 2018 FL1 Ltd. 144A , ( 1 mo.
LIBOR USD + 1.550% ) , 1.64% , 6/15/28 (b) (c) 250
700,000 Marble Point CLO XVIII Ltd. 144A , ( 3 mo.
LIBOR USD + 5.410% ) , 5.54% , 10/15/31 (b) (c) 701
500,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1 144A , 3.39% , 11/20/50 (b) 526
300,000 Oak Street Investment Grade Net Lease Fund
Series 2021-1 144A , 2.80% , 1/20/51 (b) 310
700,000 OZLM XII Ltd. 144A , ( 3 mo. LIBOR USD +
1.600% ) , 1.73% , 4/30/27 (b) (c) 701
320,925 Planet Fitness Master Issuer 2018-1A LLC 144A ,
4.26% , 9/05/48 (b) 323
270,875 Planet Fitness Master Issuer 2019-1A LLC 144A ,
3.86% , 12/05/49 (b) 281
703,172 Shackleton 2015-VIII CLO Ltd. 144A , ( 3 mo.
LIBOR USD + 0.920% ) , 1.05% , 10/20/27 (b) (c) 704
294,000 Textainer Marine Containers VII Ltd. 144A ,
2.82% , 4/20/46 (b) 299
200,000 TPG Real Estate Finance 2018-FL2 Issuer Ltd.
144A , ( 1 mo. LIBOR USD + 2.300% ) , 2.39% ,
11/15/37 (b) (c) 200
400,000 Trinity Rail Leasing 2021 LLC 144A , 3.08% ,
7/19/51 (b) 406
600,000 TRP 2021 LLC 144A , 3.06% , 6/19/51 (b) 615
600,000 TRP-TRIP Rail Master Funding LLC 144A ,
3.08% , 6/19/51 (b) 612
450,000 USQ Rail II LLC 144A , 2.98% , 6/28/51 (b) 458
300,000 VB-S1 Issuer 2020-1A LLC 144A , 4.09% ,
6/15/50 (b) 317
737,659 Venture XVII CLO Ltd. 144A , ( 3 mo. LIBOR
USD + 0.880% ) , 1.01% , 4/15/27 (b) (c) 737
548,625 Wingstop Funding 2020-1A LLC 144A , 2.84% ,
12/05/50 (b) 573
350,000 Zaxby's Funding LLC 144A , 3.24% , 7/30/51 (b) 363
Total Asset Backed (Cost - $34,085)
34,402
Bank Loans(f) (4%
)
541,750 1011778 BC ULC Term Loan B 1L , ( LIBOR
USD 1-Month + 1.750% ) , 1.84% , 11/19/26 532
589,558 Axalta Coating Systems U.S. Holdings Inc. Term
Loan B3 1L , ( LIBOR USD 3-Month + 1.750% ) ,
1.90% , 6/01/24 584
100,000 Azelis UK Holdings Ltd. Term Loan B4 1L , ( 3
mo. EURIBOR + 3.880% ) , 3.88% , 11/07/25
EUR (d) 119
492,589 Change Healthcare Holdings LLC Term Loan B
1L , ( LIBOR USD 3-Month + 2.500% ) , 3.50% ,
3/01/24 492
300,000 DIRECTV Financing LLC Term Loan 1L ,
( LIBOR USD 1-Month + 5.000% ) , 5.75% ,
7/22/27 300
250,000 Froneri Lux FinCo SARL Term Loan B 1L , ( 3 mo.
EURIBOR + 2.380% ) , 2.38% , 1/31/27 EUR (d) 291
275,800 Grifols SA Term Loan B 1L , ( 3 mo. EURIBOR +
2.250% ) , 2.25% , 11/15/27 EUR (d) 325
160,109 ICON Luxembourg SARL Term Loan B 1L ,
( LIBOR USD 3-Month + 2.500% ) , 3.00% ,
7/01/28 160
39,891 Indigo Merger Sub Inc. Term Loan B 1L , ( LIBOR
USD 3-Month + 2.500% ) , 3.00% , 7/01/28 40
Principal
or Shares Security Description
Value
(000)
544,373 IRB Holding Corp. Term Loan B 1L , ( LIBOR
USD 3-Month + 2.750% ) , 3.75% , 2/05/25 $ 542
300,000 Madison IAQ LLC Term Loan 1L , ( LIBOR USD
3-Month + 3.250% ) , 3.75% , 6/21/28 298
165,000 MIC Glen LLC Term Loan 2L , ( LIBOR USD
1-Month + 6.750% ) , 7.25% , 7/21/29 166
489,609 Tacala Investment Corp. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.250% ) , 4.25% ,
2/05/27 489
396,088 United Natural Foods Inc. Term Loan B 1L ,
( LIBOR USD 1-Month + 3.500% ) , 3.59% ,
10/22/25 395
350,000 Whatabrands LLC Term Loan B 1L , ( LIBOR
USD 1-Month + 3.250% ) , 3.75% , 7/21/28 349
671,025 Wyndham Hotels & Resorts Inc. Term Loan B
1L , ( LIBOR USD 1-Month + 1.750% ) , 1.85% ,
5/30/25 665
Total Bank Loans (Cost - $5,684)
5,747
Corporate Bond (24%
)
1,000,000 1MDB Global Investments Ltd. , 4.40% ,
3/09/23 (e) 1,005
100,000 AA Bond Co. Ltd. 144A , 6.50% , 1/31/26
GBP (b) (d) 145
200,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 3.50% ,
3/15/29 (b) 202
350,000 Altice France SA 144A , 5.13% , 7/15/29 (b) 353
200,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A , 5.88% , 6/30/29 (b) 197
200,000 Banco de Sabadell SA , ( 5 yr. Euro Swap +
6.414% ) , 6.50 % EUR (c) (d) (e) (g) 244
388,000 Banco Internacional del Peru SAA Interbank
144A , 3.25% , 10/04/26 (b) 395
200,000 Baytex Energy Corp. 144A , 5.63% , 6/01/24 (b) 200
150,000 Bellis Finco PLC 144A , 4.00% , 2/16/27
GBP (b) (d) 208
350,000 BRF GmbH , 4.35% , 9/29/26 (e) 368
500,000 C&W Senior Financing DAC , 6.88% , 9/15/27 (e) 531
350,000 CANPACK SA/Eastern PA Land Investment
Holding LLC 144A , 3.13% , 11/01/25 (b) 357
450,000 Cemex SAB de CV , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.534% ) , 5.13% (c) (e) (g) 473
250,000 Centene Corp. , 3.38% , 2/15/30 261
350,000 Centene Corp. , 2.63% , 8/01/31 353
400,000 Cibanco SA Ibm/PLA Administradora Industrial
S de RL de CV , 4.96% , 7/18/29 (e) 443
400,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A , 4.38% , 7/22/31 (b) 392
450,000 ContourGlobal Power Holdings SA 144A ,
3.13% , 1/01/28 EUR (b) (d) 545
400,000 CTP NV , 2.13% , 10/01/25 EUR (d) (e) 507
300,000 Dar Al-Arkan Sukuk Co. Ltd. , 6.75% ,
2/15/25 (e) 312
200,000 doValue SpA 144A , 3.38% , 7/31/26 EUR (b) (d) 239
300,000 DT Midstream Inc. 144A , 4.38% , 6/15/31 (b) 312
400,000 Ecopetrol SA , 4.13% , 1/16/25 419
200,000 Encino Acquisition Partners Holdings LLC
144A , 8.50% , 5/01/28 (b) 200
325,000 Energean Israel Finance Ltd. 144A , 5.38% ,
3/30/28 (b) (e) 333
92,000 EQM Midstream Partners LP , 4.75% , 7/15/23 96

Principal
or Shares Security Description
Value
(000)
550,000 FMG Resources August 2006 Pty Ltd. 144A ,
4.38% , 4/01/31 (b) $ 599
350,000 Ford Motor Credit Co. LLC , 3.35% , 11/01/22 359
200,000 Ford Motor Credit Co. LLC , 3.09% , 1/09/23 204
30,000 Freeport-McMoRan Inc. , 4.13% , 3/01/28 31
170,000 Freeport-McMoRan Inc. , 4.38% , 8/01/28 181
400,000 General Motors Co. , 6.13% , 10/01/25 474
400,000 Grupo Bimbo SAB de CV , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.280% ) , 5.95% (c) (e) (g) 421
150,000 Herens Midco SARL 144A , 5.25% , 5/15/29
EUR (b) (d) 173
350,000 HSE Finance Sarl 144A , 5.63% , 10/15/26
EUR (b) (d) 429
500,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75% , 9/15/24 522
200,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25% , 5/15/27 210
240,000 Independence Energy Finance LLC 144A , 7.25% ,
5/01/26 (b) 251
300,000 International Game Technology PLC 144A ,
4.13% , 4/15/26 (b) 313
250,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A , 3.75% , 12/01/31 (b) 257
50,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A , 4.75% , 6/01/27 (b) 52
200,000 Lloyds Banking Group PLC , ( 5 yr. UK
Government Bonds Note Generic Bid Yield +
1.600% ) , 1.99% , 12/15/31 GBP (c) (d) 281
450,000 Logicor Financing Sarl , 1.63% , 7/15/27
EUR (d) (e) 570
300,000 Marriott Ownership Resorts Inc. 144A , 4.50% ,
6/15/29 (b) 302
300,000 Mauser Packaging Solutions Holding Co. ,
4.75% , 4/15/24 EUR (d) (e) 357
300,000 Melco Resorts Finance Ltd. , 5.38% , 12/04/29 (e) 311
250,000 Meritage Homes Corp. 144A , 3.88% ,
4/15/29 (b) 264
450,000 Mexico City Airport Trust , 4.25% , 10/31/26 (e) 487
550,000 Minejesa Capital BV , 4.63% , 8/10/30 (e) 583
550,000 Mizrahi Tefahot Bank Ltd. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250% ) , 3.08% , 4/07/31 (b) (c) (e) 553
200,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50% , 3/24/26 GBP (d) 285
640,000 National Fuel Gas Co. , 5.50% , 1/15/26 747
350,000 Natwest Group PLC , ( 1 yr. GBP interest rate
swap + 1.490% ) , 2.88% , 9/19/26 GBP (c) (d) (e) 518
450,000 NBM U.S. Holdings Inc. , 7.00% , 5/14/26 (e) 479
300,000 Northriver Midstream Finance LP 144A , 5.63% ,
2/15/26 (b) 310
400,000 Novelis Sheet Ingot GmbH 144A , 3.38% ,
4/15/29 EUR (b) (d) 493
300,000 NuVista Energy Ltd. 144A , 7.88% , 7/23/26
CAD (b) (d) 241
350,000 Owl Rock Capital Corp. , 4.00% , 3/30/25 374
200,000 Owl Rock Capital Corp. , 3.40% , 7/15/26 210
200,000 Penn Virginia Escrow LLC 144A , 9.25% ,
8/15/26 (b) 198
300,000 Penske Automotive Group Inc. , 3.75% , 6/15/29 305
200,000 Petroleos Mexicanos , 2.50% , 8/21/21 EUR (d) (e) 237
450,000 Petroleos Mexicanos , 5.13% , 3/15/23 EUR (d) (e) 559
400,000 Petroleos Mexicanos , 4.88% , 1/18/24 (h) 420
Principal
or Shares Security Description
Value
(000)
450,000 Q-Park Holding I BV 144A , 2.00% , 3/01/27
EUR (b) (d) $ 505
350,000 RLJ Lodging Trust LP 144A , 3.75% , 7/01/26 (b) 355
150,000 SBA Communications Corp. 144A , 3.13% ,
2/01/29 (b) 148
200,000 Seagate HDD Cayman 144A , 3.13% , 7/15/29 (b) 196
300,000 Sirius XM Radio Inc. 144A , 4.00% , 7/15/28 (b) 310
350,000 Standard Industries Inc. 144A , 2.25% , 11/21/26
EUR (b) (d) 411
400,000 Stellantis NV , 3.88% , 1/05/26 EUR (d) (e) 548
300,000 Strathcona Resources Ltd. 144A , 6.88% ,
8/01/26 (b) 297
235,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A , 4.00% , 1/15/32 (b) 243
200,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A , 5.63% ,
3/01/24 (b) 217
300,000 Teine Energy Ltd. 144A , 6.88% , 4/15/29 (b) 305
250,000 Tempur Sealy International Inc. 144A , 4.00% ,
4/15/29 (b) 257
200,000 Terega SASU , 0.63% , 2/27/28 EUR (d) (e) 240
300,000 Teva Pharmaceutical Finance Netherlands II BV ,
1.25% , 3/31/23 EUR (d) (e) 351
250,000 Teva Pharmaceutical Finance Netherlands III BV ,
2.80% , 7/21/23 247
550,000 Transnet SOC Ltd. , 4.00% , 7/26/22 (e) 560
520,000 U.S. Foods Inc. 144A , 6.25% , 4/15/25 (b) 549
400,000 U.S. Foods Inc. 144A , 4.75% , 2/15/29 (b) 408
280,275 United Airlines 2020-1 Class B Pass-Through
Trust , 4.88% , 1/15/26 295
400,000 United Rentals North America Inc. , 3.75% ,
1/15/32 (a) 400
200,000 Venture Global Calcasieu Pass LLC 144A ,
4.13% , 8/15/31 (b) 207
350,000 Verisure Midholding AB 144A , 5.25% , 2/15/29
EUR (b) (d) 429
300,000 Via Celere Desarrollos Inmobiliarios SA 144A ,
5.25% , 4/01/26 EUR (b) (d) 371
400,000 XP Inc. 144A , 3.25% , 7/01/26 (b) 392
550,000 Yum! Brands Inc. , 4.63% , 1/31/32 592
Total Corporate Bond (Cost - $30,841)
31,483
Foreign Government (7%
)
250,000 Brazilian Government International Bond ,
4.50% , 5/30/29 268
300,000 Colombia Government International Bond ,
3.88% , 3/22/26 EUR (d) 396
300,000 Colombia Government International Bond ,
3.13% , 4/15/31 295
200,000 Corp. Financiera de Desarrollo SA 144A , 2.40% ,
9/28/27 (b) 197
400,000 Costa Rica Government International Bond ,
4.38% , 4/30/25 (e) 413
100,000 Dominican Republic International Bond , 5.50% ,
1/27/25 (e) 109
200,000 Dominican Republic International Bond , 5.95% ,
1/25/27 (e) 225
350,000 Dominican Republic International Bond , 6.00% ,
7/19/28 (e) 399
350,000 Egypt Government International Bond , 3.88% ,
2/16/26 (e) 342
200,000 Egypt Government International Bond , 7.50% ,
1/31/27 (e) 222

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Principal
or Shares Security Description
Value
(000)
400,000 Guatemala Government Bond , 4.90% ,
6/01/30 (e) $ 445
200,000 Indonesia Government International Bond ,
1.00% , 7/28/29 EUR (d) 238
450,000 Indonesia Government International Bond ,
3.85% , 10/15/30 505
390,000 Mongolia Government International Bond 144A ,
5.63% , 5/01/23 (b) 411
300,000 Mongolia Government International Bond 144A ,
5.13% , 4/07/26 (b) 318
200,000 Mongolia Government International Bond 144A ,
4.45% , 7/07/31 (b) 195
295,000 Morocco Government International Bond ,
2.38% , 12/15/27 (e) 291
400,000 Nigeria Government International Bond , 6.38% ,
7/12/23 (e) 428
400,000 Nigeria Government International Bond , 7.63% ,
11/21/25 (e) 450
300,000 Panama Government International Bond , 2.25% ,
9/29/32 292
500,000 Republic of Kenya Government International
Bond , 6.88% , 6/24/24 (e) 551
270,000 Republic of South Africa Government
International Bond , 5.88% , 9/16/25 306
280,000 Republic of South Africa Government
International Bond , 4.88% , 4/14/26 306
400,000 Republic of Uzbekistan International Bond
144A , 3.90% , 10/19/31 (b) 401
100,000 Romanian Government International Bond ,
3.62% , 5/26/30 EUR (d) (e) 137
200,000 Romanian Government International Bond
144A , 1.75% , 7/13/30 EUR (b) (d) 238
300,000 Senegal Government International Bond , 4.75% ,
3/13/28 EUR (d) (e) 373
Total Foreign Government (Cost - $8,728)
8,751
Mortgage Backed (30%
)
100,000 ACRE Commercial Mortgage 2021-FL4 Ltd.
144A , ( 1 mo. LIBOR USD + 1.750% ) , 1.84% ,
12/18/37 (b) (c) 100
200,000 ACRE Commercial Mortgage 2021-FL4 Ltd.
144A , ( 1 mo. LIBOR USD + 2.600% ) , 2.69% ,
12/18/37 (b) (c) 199
600,000 BBCMS 2018-TALL Mortgage Trust 144A ,
( 1 mo. LIBOR USD + 1.449% ) , 1.54% ,
3/15/37 (b) (c) 584
357,468 BX Commercial Mortgage Trust 2019-XL
144A , ( 1 mo. LIBOR USD + 1.800% ) , 1.89% ,
10/15/36 (b) (c) 359
580,885 BX Commercial Mortgage Trust 2019-XL
144A , ( 1 mo. LIBOR USD + 2.000% ) , 2.09% ,
10/15/36 (b) (c) 584
714,936 BX Commercial Mortgage Trust 2019-XL
144A , ( 1 mo. LIBOR USD + 2.300% ) , 2.39% ,
10/15/36 (b) (c) 718
284,320 BX Commercial Mortgage Trust 2020-BXLP
144A , ( 1 mo. LIBOR USD + 2.000% ) , 2.09% ,
12/15/36 (b) (c) 285
400,000 BX Commercial Mortgage Trust 2020-VKNG
144A , ( 1 mo. LIBOR USD + 2.100% ) , 2.19% ,
10/15/37 (b) (c) 401
400,000 BX Commercial Mortgage Trust 2020-VKNG
144A , ( 1 mo. LIBOR USD + 2.750% ) , 2.84% ,
10/15/37 (b) (c) 403
Principal
or Shares Security Description
Value
(000)
400,000 BX Commercial Mortgage Trust 2021-SOAR
144A , ( 1 mo. LIBOR USD + 2.350% ) , 2.44% ,
6/15/38 (b) (c) $ 403
500,000 BX Commercial Mortgage Trust 2021-VINO
144A , ( 1 mo. LIBOR USD + 1.952% ) , 2.05% ,
5/15/38 (b) (c) 502
700,000 BX Trust 2018-GW 144A , ( 1 mo. LIBOR USD
+ 2.420% ) , 2.51% , 5/15/35 (b) (c) 703
546,015 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. LIBOR USD + 2.350% ) , 2.44% ,
6/15/34 (b) (c) 532
347,464 CHC Commercial Mortgage Trust 2019-CHC
144A , ( 1 mo. LIBOR USD + 2.608% ) , 2.70% ,
6/15/34 (b) (c) 315
393,196 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
LIBOR USD + 2.100% ) , 2.19% , 11/15/37 (b) (c) 397
196,598 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
LIBOR USD + 2.766% ) , 2.86% , 11/15/37 (b) (c) 199
589,794 Cold Storage Trust 2020-ICE5 144A , ( 1 mo.
LIBOR USD + 3.492% ) , 3.59% , 11/15/37 (b) (c) 597
500,000 COMM 2021-LBA Mortgage Trust 144A , ( 1 mo.
LIBOR USD + 2.350% ) , 2.44% , 3/15/38 (b) (c) 501
1,344,069 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( 1 mo. LIBOR USD + 2.150% ) , 2.24% ,
11/25/39 (b) (c) 1,342
120,811 Connecticut Avenue Securities Trust 2019-R01
144A , ( 1 mo. LIBOR USD + 2.450% ) , 2.54% ,
7/25/31 (b) (c) 121
500,000 Connecticut Avenue Securities Trust 2019-R01
144A , ( 1 mo. LIBOR USD + 4.350% ) , 4.44% ,
7/25/31 (b) (c) 517
1,200,000 Connecticut Avenue Securities Trust 2019-R02
144A , ( 1 mo. LIBOR USD + 4.150% ) , 4.24% ,
8/25/31 (b) (c) 1,237
550,000 Connecticut Avenue Securities Trust 2019-R03
144A , ( 1 mo. LIBOR USD + 4.100% ) , 4.19% ,
9/25/31 (b) (c) 566
1,000,000 Connecticut Avenue Securities Trust 2019-R05
144A , ( 1 mo. LIBOR USD + 4.100% ) , 4.19% ,
7/25/39 (b) (c) 1,016
550,000 Connecticut Avenue Securities Trust 2019-R07
144A , ( 1 mo. LIBOR USD + 3.400% ) , 3.49% ,
10/25/39 (b) (c) 556
163,338 Connecticut Avenue Securities Trust 2020-R02
144A , ( 1 mo. LIBOR USD + 2.000% ) , 2.09% ,
1/25/40 (b) (c) 164
600,000 Connecticut Avenue Securities Trust 2020-R02
144A , ( 1 mo. LIBOR USD + 3.000% ) , 3.09% ,
1/25/40 (b) (c) 598
950,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A , ( 1 mo. LIBOR USD +
2.150% ) , 2.24% , 5/15/36 (b) (c) 955
750,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A , ( 1 mo. LIBOR USD +
2.650% ) , 2.74% , 5/15/36 (b) (c) 756
750,000 CSMC Trust 2017-MOON 144A , 3.20% ,
7/10/34 (b) (i) 749
500,000 Extended Stay America Trust 2021-ESH
144A , ( 1 mo. LIBOR USD + 3.700% ) , 3.79% ,
7/15/38 (b) (c) 507
600,000 Freddie Mac STACR 2019-HQA3 144A , ( 1 mo.
LIBOR USD + 3.000% ) , 3.09% , 9/25/49 (b) (c) 607

Principal
or Shares Security Description
Value
(000)
250,000 Freddie Mac STACR 2019-HQA3 144A , ( 1 mo.
LIBOR USD + 7.500% ) , 7.59% , 9/25/49 (b) (c) $ 265
200,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A , ( 1 mo. LIBOR USD + 1.850% ) , 1.94% ,
2/25/50 (b) (c) 202
200,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A , ( 1 mo. LIBOR USD + 4.800% ) , 4.89% ,
2/25/50 (b) (c) 201
400,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800% ) , 2.85% ,
10/25/50 (b) (c) 405
200,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 4.800% ) , 4.85% ,
10/25/50 (b) (c) 214
280,056 Freddie Mac STACR REMIC Trust 2020-HQA1
144A , ( 1 mo. LIBOR USD + 1.900% ) , 1.99% ,
1/25/50 (b) (c) 281
300,000 Freddie Mac STACR REMIC Trust 2020-HQA2
144A , ( 1 mo. LIBOR USD + 7.600% ) , 7.69% ,
3/25/50 (b) (c) 325
500,000 Freddie Mac STACR REMIC Trust 2020-HQA3
144A , ( 1 mo. LIBOR USD + 5.750% ) , 5.84% ,
7/25/50 (b) (c) 536
220,237 Freddie Mac STACR REMIC Trust 2020-HQA4
144A , ( 1 mo. LIBOR USD + 3.150% ) , 3.24% ,
9/25/50 (b) (c) 222
900,000 Freddie Mac STACR Trust 2018-HQA2 144A ,
( 1 mo. LIBOR USD + 2.300% ) , 2.39% ,
10/25/48 (b) (c) 908
532,016 Freddie Mac STACR Trust 2019-DNA1 144A ,
( 1 mo. LIBOR USD + 2.650% ) , 2.74% ,
1/25/49 (b) (c) 540
260,254 Freddie Mac STACR Trust 2019-DNA3 144A ,
( 1 mo. LIBOR USD + 2.050% ) , 2.14% ,
7/25/49 (b) (c) 263
200,000 Freddie Mac STACR Trust 2019-DNA3 144A ,
( 1 mo. LIBOR USD + 8.150% ) , 8.24% ,
7/25/49 (b) (c) 221
200,000 Freddie Mac STACR Trust 2019-DNA4 144A ,
( 1 mo. LIBOR USD + 2.700% ) , 2.79% ,
10/25/49 (b) (c) 202
200,000 Freddie Mac STACR Trust 2019-FTR3 144A ,
( 1 mo. LIBOR USD + 4.800% ) , 4.89% ,
9/25/47 (b) (c) 200
200,000 Freddie Mac STACR Trust 2019-FTR4 144A ,
( 1 mo. LIBOR USD + 5.000% ) , 5.09% ,
11/25/47 (b) (c) 201
361,960 Freddie Mac STACR Trust 2019-HQA1 144A ,
( 1 mo. LIBOR USD + 2.350% ) , 2.44% ,
2/25/49 (b) (c) 365
685,582 Freddie Mac STACR Trust 2019-HQA2 144A ,
( 1 mo. LIBOR USD + 2.050% ) , 2.14% ,
4/25/49 (b) (c) 689
498,735 Freddie Mac STACR Trust 2019-HRP1 144A ,
( 1 mo. LIBOR USD + 1.400% ) , 1.49% ,
2/25/49 (b) (c) 502
675,000 Freddie Mac STACR Trust 2019-HRP1 144A ,
( 1 mo. LIBOR USD + 2.250% ) , 2.34% ,
2/25/49 (b) (c) 675
Principal
or Shares Security Description
Value
(000)
450,000 Freddie Mac STACR Trust 2019-HRP1 144A ,
( 1 mo. LIBOR USD + 9.500% ) , 9.59% ,
2/25/49 (b) (c) $ 483
247,118 Freddie Mac Structured Agency Credit Risk
Debt Notes , ( 1 mo. LIBOR USD + 8.800% ) ,
8.89% , 3/25/28 (c) 270
298,081 Freddie Mac Structured Agency Credit Risk
Debt Notes , ( 1 mo. LIBOR USD + 9.000% ) ,
9.09% , 3/25/29 (c) 318
806,047 Freddie Mac Structured Agency Credit Risk
Debt Notes , ( 1 mo. LIBOR USD + 1.800% ) ,
1.89% , 7/25/30 (c) 811
774,196 Freddie Mac Structured Agency Credit Risk
Debt Notes , ( 1 mo. LIBOR USD + 2.300% ) ,
2.39% , 9/25/30 (c) 782
1,250,000 Freddie Mac Structured Agency Credit Risk
Debt Notes , ( 1 mo. LIBOR USD + 4.600% ) ,
4.69% , 12/25/42 (c) 1,280
450,000 InTown Hotel Portfolio Trust 2018-STAY
144A , ( 1 mo. LIBOR USD + 3.350% ) , 3.44% ,
1/15/33 (b) (c) 452
24,584 JP Morgan Mortgage Trust 2014-IVR3 144A ,
2.44% , 9/25/44 (b) (c) (i) 25
350,000 KKR Industrial Portfolio Trust 2021-KDIP
144A , ( 1 mo. LIBOR USD + 1.550% ) , 1.64% ,
12/15/37 (b) (c) 350
400,000 KKR Industrial Portfolio Trust 2021-KDIP
144A , ( 1 mo. LIBOR USD + 2.050% ) , 2.14% ,
12/15/37 (b) (c) 400
550,000 Life 2021-BMR Mortgage Trust 144A , ( 1 mo.
LIBOR USD + 2.950% ) , 3.04% , 3/15/38 (b) (c) 554
300,000 MF1 2020-FL3 Ltd. 144A , ( U.S. Secured
Overnight Financing Rate Index 30 day Average
+ 4.614% ) , 4.66% , 7/15/35 (b) (c) 310
3,929,567 Morgan Stanley Capital I Trust 2018-H3 , 0.82% ,
7/15/51 (i) 175
240,734 Motel 6 Trust 2017-MTL6 144A , ( 1 mo. LIBOR
USD + 3.250% ) , 3.34% , 8/15/34 (b) (c) 242
240,734 Motel 6 Trust 2017-MTL6 144A , ( 1 mo. LIBOR
USD + 4.250% ) , 4.34% , 8/15/34 (b) (c) 242
300,000 Multifamily Connecticut Avenue Securities Trust
2019-01 144A , ( 1 mo. LIBOR USD + 3.250% ) ,
3.34% , 10/15/49 (b) (c) 303
400,000 ONE 2021-PARK Mortgage Trust 144A , ( 1 mo.
LIBOR USD + 1.500% ) , 1.59% , 3/15/36 (b) (c) 401
300,000 ONE 2021-PARK Mortgage Trust 144A , ( 1 mo.
LIBOR USD + 1.750% ) , 1.84% , 3/15/36 (b) (c) 301
900,000 Palisades Center Trust 2016-PLSD 144A , 3.36% ,
4/13/33 (b) 648
300,000 Radnor RE 2021-1 Ltd. 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650% ) , 1.70% , 12/27/33 (b) (c) 300
110,000 Sage AR Funding No 1 PLC 144A , ( Sterling
Overnight Index Average + 3.000% ) , 3.05% ,
11/17/30 GBP (b) (c) (d) 154
500,000 STACR Trust 2018-DNA3 144A , ( 1 mo. LIBOR
USD + 2.100% ) , 2.19% , 9/25/48 (b) (c) 508
1,284,823 STACR Trust 2018-HRP1 144A , ( 1 mo. LIBOR
USD + 1.650% ) , 1.74% , 4/25/43 (b) (c) 1,288
1,400,000 STACR Trust 2018-HRP1 144A , ( 1 mo. LIBOR
USD + 3.750% ) , 3.84% , 4/25/43 (b) (c) 1,437
965,183 STACR Trust 2018-HRP1 144A , ( 1 mo. LIBOR
USD + 11.750% ) , 11.84% , 5/25/43 (b) (c) 1,106

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Principal
or Shares Security Description
Value
(000)
700,000 STACR Trust 2018-HRP2 144A , ( 1 mo. LIBOR
USD + 10.500% ) , 10.59% , 2/25/47 (b) (c) $ 804
450,000 TPGI Trust 2021-DGWD 144A , ( 1 mo. LIBOR
USD + 2.350% ) , 2.45% , 6/15/26 (b) (c) 452
300,000 TTAN 2021-MHC 144A , ( 1 mo. LIBOR USD +
2.400% ) , 2.49% , 3/15/38 (b) (c) 302
400,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A , ( 1 mo. LIBOR USD + 1.775% ) ,
1.87% , 12/15/34 (b) (c) 398
10,627,017 Wells Fargo Commercial Mortgage Trust 2018-
C46 , 0.94% , 8/15/51 (i) 473
Total Mortgage Backed (Cost - $40,110)
40,459
U.S. Treasury (1%
)
2,000,000 U.S. Treasury Bill, 0.04%, 9/09/21 (a)
(Cost - $2,000) 2,000
Stocks (5%)
Common Stock (5%
)
2,900 Apple Inc. 423
13,600 AT&T Inc. 381
500 BlackRock Inc. 434
2,200 Chevron Corp. 224
3,700 ConocoPhillips 207
2,000 Dover Corp. 334
5,600 DuPont de Nemours Inc. 420
3,100 Emerson Electric Co. 313
4,700 Exxon Mobil Corp. 271
1,200 Home Depot Inc. 394
4,300 Merck & Co. Inc. 330
1,600 Microsoft Corp. 456
4,100 NextEra Energy Inc. 319
2,500 Simon Property Group Inc. 316
1,800 Union Pacific Corp. 394
1,700 Visa Inc., Class A 419
2,900 Waste Management Inc. 430
4,300 Wyndham Hotels & Resorts Inc. 310
Principal
or Shares Security Description
Value
(000)
Total Stocks (Cost - $5,393) $ 6,375
Investment Company (4%
)
8,500 Invesco QQQ Trust Series 1 3,099
5,000 iShares JP Morgan USD Emerging Markets Bond
ETF 564
870,855 Payden Cash Reserves Money Market Fund* 871
30,800 SPDR S&P Bank ETF 1,523
Total Investment Company (Cost - $5,696)
6,057
Purchase Options  (0%
)
Total Purchase Options (Cost - $40) 22
Total Investments (Cost - $132,577) (101%)
135,296
Liabilities in excess of Other Assets (-1%)
(1,339)
Net Assets (100%) $ 133,957
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(d) Principal in foreign currency.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $136 and the total market value of the collateral held by the Fund is $140. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S & P 500 Index 23 $ 10,109 $ 3730.00 08/31/2021 $ 14 Put
S & P 500 Index 34 14,944 3950.00 08/13/2021 8 Put
Total Purchase Options
$22
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
EUR 220 USD  260 Citibank, N.A. 09/21/2021 $ 2
USD 349 BRL  1,760 Barclays Bank PLC 09/15/2021 13
USD 17,704 EUR  14,863 Citibank, N.A. 09/21/2021 54
USD 1,611 GBP  1,159 HSBC Bank USA, N.A. 09/21/2021 –
69

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Liabilities:
BRL 1,760 USD  353 Barclays Bank PLC 09/15/2021 (17)
EUR 1,340 USD  1,600 Citibank, N.A. 09/21/2021 (9)
USD 237 CAD  297 HSBC Bank USA, N.A. 09/21/2021 (1)
(27)
Net Unrealized Appreciation (Depreciation)
$42
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 2 Sep-21 $ 330 $ 5 $ 5
U.S. Treasury 2-Year Note Future 15 Sep-21 3,310 (1) (1)
U.S. Treasury 5-Year Note Future 3 Sep-21 373 1 1
5
Short Contracts:
Euro-Bobl Future 30 Sep-21 (4,817) (48) (48)
Euro-Bund Future 7 Sep-21 (1,466) (11) (11)
Euro-Schatz Future 14 Sep-21 (1,866) (3) (3)
U.S. 10-Year Ultra Future 45 Sep-21 (6,762) (158) (158)
U.S. Treasury 10-Year Note Future 29 Sep-21 (3,899) (43) (43)
(263)
Total Futures
$(258)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Pay Fixed 1.4039% Semi-Annually,
Receive Variable 0.13488% (3-Month USD LIBOR) Quarterly 06/22/2031 $ 1,265 $ (20) $ – $ (20)
10-Year Interest Rate Swap, Pay Fixed 1.4168% Semi-Annually,
Receive Variable 0.13488% (3-Month USD LIBOR) Quarterly 06/22/2031 581 (10) – (10)
10-Year Interest Rate Swap, Pay Fixed 1.4195% Semi-Annually,
Receive Variable 0.13488% (3-Month USD LIBOR) Quarterly 06/22/2031 290 (5) – (5)
3-Year Interest Rate Swap, Receive Fixed 0.96% Semi-Annually,
Pay Variable 0.1285% (3-Month USD LIBOR) Quarterly 07/14/2024 8,000 8 – 8
5-Year Interest Rate Swap, Pay Fixed 1.523% Semi-Annually,
Receive Variable 0.1285% (3-Month USD LIBOR) Quarterly 07/14/2026 8,000 (11) – (11)
5-Year Interest Rate Swap, Pay Fixed 1.80% Semi-Annually,
Receive Variable 0.1285% (3-Month USD LIBOR) Quarterly 04/28/2026 34,567 (154) – (154)
5-Year Interest Rate Swap, Receive Fixed 0.86% Semi-Annually,
Pay Variable 0.1285% (3-Month USD LIBOR) Quarterly 04/28/2024 33,612 38 – 38
$(154) $– $(154)

Payden Mutual Funds
Payden/Kravitz Cash Balance Plan Fund
continued
Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10 Year Zero-Coupon Inflation Swap Receive Fixed 2.35595%
at Maturity, Pay Variable (Change in CPI) at Maturity 06/22/2031 $1,864 $(59) $– $(59)